Convertible Promissory Notes (Details) - EQRx, INC. [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	4 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Jan. 10, 2020	Oct. 02, 2019
Convertible Promissory Notes (Details) [Line Items]
Aggregate purchase note						$ 22.0
Conversion price percentage	85.00%
Conversion price per share (in Dollars per share)					$ 0.79101
Conversion share issued (in Shares)					27,812,545
Conversion price (in Dollars per share)				$ 0.79101
Increased fair value		$ 25.9
Other expenses		$ 3.9
Series A [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion value					$ 25.9
Conversion price (in Dollars per share)			$ 0.9306